The New Economy Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

February 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The New Economy Fund

  File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 30, 2015 of the Registrant’s Post-Effective Amendment No. 53 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940.

If you have any questions regarding the filing, please contact me at (213) 486-9422 or Rachel Nass at (213) 615-0423.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton